CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents		$ 79,370	$ 56,226
Restricted cash		30,390	122,316
Short-term investments		410	2,619
Accounts receivable (net of allowances of $3,252 and $2,839 as of December 31, 2015 and 2016, respectively)		4,702	4,044
Financing receivable (net of allowances of $3,556 and $15,067 as of December 31, 2015 and 2016, respectively; including $nil and $73,549 from the Plans(i) as of December 31, 2015 and 2016, respectively)	[1]	301,773	144,457
Prepaid expenses and other current assets		20,749	50,321
Amounts due from related parties		13,419	16,484
Current assets held for sale			7,471
Total current assets		450,813	403,938
Long-term financing receivable (net of allowances of $27 and $47 as of December 31, 2015 and 2016, respectively)		330	15,273
Property and equipment, net		28,666	33,289
Long-term investments		695,348	810,990
Other non-current assets		1,687	2,313
Non-current assets held for sale			2,030
Total assets		1,176,844	1,267,833
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to Renren Inc. of $4,914 and $5,423 as of December 31, 2015 and 2016, respectively)		5,561	5,031
Short-term debt (including short-term debt of the consolidated VIEs without recourse to Renren Inc. of $6,919 and $7,202 as of December 31, 2015 and 2016, respectively)		37,202	106,919
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to Renren Inc. of $13,762 and $11,277 as of December 31, 2015 and 2016, respectively; including accrued expenses and other current liabilities of the Plans without recourse to Renren Inc. of $nil and $4 as of December 31, 2015 and 2016, respectively)		19,781	29,731
Payable to investors (including payable to investors of the consolidated VIEs without recourse to Renren Inc. of $46,219 and $182,810 as of December 31, 2015 and 2016, respectively; including payable to investors of the Plans without recourse to Renren Inc. of $nil and $141 as of December 31, 2015 and 2016, respectively)		182,951	48,893
Amounts due to related parties (including amount due to a related party of the consolidated VIEs without recourse to Renren Inc. of $36 and $222 as of December 31, 2015 and 2016, respectively)		10,914	36
Deferred revenue and advance from customers (including deferred revenue and advance from customers of the consolidated VIEs without recourse to Renren Inc. of $3,670 and $5,804 as of December 31, 2015 and 2016, respectively)		5,954	3,885
Income tax payable (including income tax payable of the consolidated VIEs without recourse to Renren Inc. of $5,652 and $7,163 as of December 31, 2015 and 2016, respectively)		7,860	6,118
Current liabilities held for sale (including current liabilities held for sale of the consolidated VIEs without recourse to Renren Inc. of $7,729 and $nil as of December 31, 2015 and 2016, respectively)			8,138
Total current liabilities		270,223	208,751
Long-term liabilities:
Long-term debt (including long-term debt of the Consolidated VIE's without recourse to Renren Inc. $nil and $nil as of December 31, 2015 and 2016, respectively)		95,390	122,072
Long-term payable to investors (including long-term payable to investors of the Plans without recourse to Renren Inc. of $nil and $59,916 as of December 31, 2015 and 2016, respectively)		59,916
Other non-current liabilities (including other non-current liabilities of the Consolidated VIE's without recourse to Renren Inc. of $nil and $nil as of December 31, 2015 and 2016, respectively)		12,849	7,622
Total non-current liabilities		168,155	129,694
Total liabilities		438,378	338,445
Commitments (Note 20)
Equity:
Additional paid-in capital		1,266,592	1,243,083
Accumulated deficit		(542,746)	(357,394)
Statutory reserves		6,712	6,712
Accumulated other comprehensive income		6,883	37,124
Total Renren Inc. shareholders' equity		738,466	930,544
Noncontrolling interest		0	(1,156)
Total equity		738,466	929,388
TOTAL LIABILITIES AND EQUITY		1,176,844	1,267,833
Class A ordinary shares [Member]
Equity:
Ordinary shares		720	714
Class B ordinary shares [Member]
Equity:
Ordinary shares		$ 305	$ 305

[1]	The Company consolidated Shanghai Renren Finance Leasing Asset-Backed Special Plans (the "Plans"), see Note 1.